Warrants and warrant liability	12 Months Ended
Dec. 31, 2024
Warrant And Warrant Liability [Abstract]
Warrants and warrant liability
15.	Warrants and warrant liability
At December 31, 2024, outstanding warrants to acquire common shares of the Company were as follows:

Number of warrants	Exercise price		Expiry Date
	$
258,188		4.00	November 27, 2025	*
100,000		19.50	November 26, 2026

358,188		8.33

*
On September 11, 2009, the Company issued 286,875 broker warrants in connection with a private placement financing. These warrants are exercisable for up to twelve months from the date the Company begins trading on a public exchange which was November 27, 2024 when the Company began trading on the NYSE under the symbol “GRO”.

Warrant Liability
Warrants with terms that result in the exercise price or number of shares delivered to be variable, are accounted for as financial liabilities in the consolidated statements of financial position. The changes in fair value are recorded in the consolidated statements of loss for the year.
Warrant liability transactions during the years were as follows:

	Year ended December 31, 2024			Years ended December 31, 2023 and 2022
	Number of warrants	Weighted average exercise price	Fair value	Number of warrants	Weighted average exercise price	Grant date fair value
Balance, beginning of year	—	$—	$—	—	$—	$—
Granted	100,000	19.50	519,100	—	—	—
Change in fair value	—	—	(386,900)	—	—	—

Balance, end of year	100,000	$19.50	$132,200	—	$—	$—

On November 29, 2024, the Company closed an initial public offering (the “IPO”) of
2,000,000
of its common shares, at a price of $15.00 per share, for gross proceeds of $30,000,000. In connection with the IPO, the Company issued 100,000 broker warrants with exercise prices of $19.50. The warrants may also be exercised, in whole or in part, at the holder’s option by way of a cashless exercise in which the holder is entitled to receive the number of common shares equal to the quotient obtained by dividing the volume weighted average price (“VWAP”) on the preceding trading day minus the exercise price times the number of common shares that would be issued on exercise of the warrant divided by the VWAP. The warrants expire 2 years from the date of grant. The fair value of the warrants of $519,100 on the date of grant was charged to share issuance costs in the consolidated statements of financial position. See Note 13.
As at December 31, 2024, the fair value of the broker warrants of $132,200 was estimated using the using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility based on the historical volatility of comparable companies of 76.38%; risk-free interest rate of 2.93%, a stock price of $7.70, based the market price of the Company’s shares on December 31, 2024, and an expected life of 1.9 years.
Warrants - equity
Warrant transactions during the years were as follows:

	Year ended December 31, 2024			Years ended December 31, 2023 and 2022
	Number of warrants	Weighted average exercise price	Grant date fair value	Number of warrants	Weighted average exercise price	Grant date fair value
Balance, beginning of year	286,875	$4.00	$604,000	286,875	$4.00	$604,000
Granted	93,750	16.00	$459,500	—	—	—
Exercised	(122,437)	13.19	(519,899)	—	—	—

Balance, end of year	258,188	$4.00	$543,601	286,875	$4.00	$604,000

On May 28, 2024, the Company granted 93,750 warrants of the Company as compensation for services to a company on which a former director of the Company is the founder and CIO. Each warrant was exercisable for one common share of the Company at an exercise price of $16.00 for one year from the date of grant. The fair value of the warrants of $4.901 was estimated using the Black-Scholes option pricing model, with the following weighted average assumptions: a market price of common shares of $16.00, expected dividend yield of 0%, expected volatility of 74.6% based on the historic volatility of comparable companies, risk-free interest rate of 4.36% and an expected life of 1.0 years. During the year ended December 31, 2024, the Company expensed $459,500 (years ended December 31, 2023 and 2022 - $nil) in share-based compensation in the consolidated statements of loss and comprehensive loss related to the fair value of the warrants on the date of grant. On June 18, 2024, the warrants were exercised for gross proceeds of $1,500,000.
During the year ended December 31, 2024, 122,437 warrants with weighted average exercise prices of $13.19 were exercised for gross proceeds of $1,614,750.
There were no warrant transactions during the years ended December 31, 2023 and 2022.